Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Japan
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 916,562	¥ 918,736
Fair value of plan assets	693,437	672,889
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	887,138	891,204
Fair value of plan assets	688,754	670,826
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	437,780	384,167
Fair value of plan assets	290,643	245,554
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	414,729	369,215
Fair value of plan assets	¥ 285,341	¥ 244,826